ALLOWANCE FOR LOAN LOSSES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Summary of the changes in the allowance for loan losses:
Provisions	$ 58	$ 56	$ 70
One To Four Family First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
Provisions	83	97	22
Construction First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
Provisions	(27)	(6)	49
Commercial Real Estate Portfolio Segment [Member]
Summary of the changes in the allowance for loan losses:
Provisions	4	(18)	(11)
Multi Family First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
Provisions	(2)	(8)	18
Consumer Loans [Member]
Summary of the changes in the allowance for loan losses:
Provisions	$ 5	$ (8)	$ (10)